Share Capital - Authorized capital (Details) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Apr. 24, 2023	May 24, 2022	Apr. 25, 2022	Mar. 29, 2022	Nov. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Ifrs Statement [Line Items]
Expected stock price volatility						84.00%	142.00%
Risk-free interest rate						3.16%	1.59%
Number of common shares issued for advisory services (in shares)				60,235
Fair value of common shares issued for advisory services				$ 500
Shares issued for exploration and evaluation assets						$ 2,000	$ 4,620
Number of common shares issued for exercise of warrants (in shares)							6,684,892
Proceeds from exercise of warrants							$ 7,389
Number of common shares issued upon exercise of options						5,950,000
Amount received from exercise of stock options						$ 5,407
Amount transferred from contributed surplus to share capital						$ 3,040
Private Placement - Shares
Ifrs Statement [Line Items]
Shares issued (in shares)					13,480,083
Sale of stock per share					$ 9.43
Proceeds from issuing shares					$ 127,070
Finders' fee					$ 6,384
Warrants issued as finders fee (in shares)					336,877
Finders' warrants fair value					$ 2,212
Additional share issuance costs					$ 451
TETRA Technologies, Inc.
Ifrs Statement [Line Items]
Number of common shares issued	400,000		400,000
Shares issued for exploration and evaluation assets	$ 2,000		$ 3,240
National Chloride
Ifrs Statement [Line Items]
Number of common shares issued		200,000
Shares issued for exploration and evaluation assets		$ 1,380
Commons Share Warrants [Member] | Private Placement - Shares
Ifrs Statement [Line Items]
Expected stock price volatility					83.00%
Risk-free interest rate					0.92%
Dividend rate					0.00%
Expected life					2 years
Share capital share price					$ 13.23